Basic and diluted loss per share - Summary of Earnings Per Share (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Line Items]
Loss attributable to equity holders of the Company	€ (42,700,486)	€ (25,990,069)
Weighted average number of ordinary shares outstanding	30,411,902	4,850,000
Basic and diluted loss per share	€ (1.40)	€ (5.36)	€ (1.66)
Series A Preferred Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Shares	0	5,242,850
Series B Preferred Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Shares	0	7,650,147
Series C Preferred Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Shares	0	5,826,279